Ordinary shares with preference rights (Tables)	12 Months Ended
Dec. 31, 2023
Ordinary shares with preference rights
Schedule of Company's Series C Shares activities

As of December 31,
2021
RMB
Balance at the beginning of the year	713,893
Accretion to the redemption value of redeemable Class A ordinary Shares	15,115
Reclassification of redeemable Class A ordinary shares to Class A ordinary shares	(729,008)
Balance at the end of the year	—